Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Assets
Cash and due from banks	$ 59,347	$ 37,024
Interest-bearing deposits with banks	34,146	50,364
Securities
Trading	236,601	219,067
Investment, net of applicable allowance (Note 4)	375,763	342,721
Securities	612,364	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	316,375	309,683
Loans (Note 5)
Retail	663,356	652,344
Wholesale	422,114	397,171
Loans	1,085,470	1,049,515
Allowance for loan losses (Note 5)	(7,521)	(7,093)
Loans, net	1,077,949	1,042,422
Other
Derivatives	150,745	177,206
Premises and equipment	6,778	6,819
Goodwill	19,237	19,405
Other intangibles	7,298	7,402
Other assets	111,841	112,893
Total other assets	295,899	323,725
Total assets	2,396,080	2,325,006
Deposits (Note 6)
Personal	532,736	529,740
Business and government	984,990	946,314
Bank	63,820	39,562
Total deposits	1,581,546	1,515,616
Other
Obligations related to securities sold short	57,472	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	312,954	289,516
Derivatives	156,627	183,953
Insurance contract liabilities	24,359	24,327
Other liabilities	108,851	108,591
Total other liabilities	660,263	656,278
Subordinated debentures (Note 10)	13,498	13,961
Total liabilities	2,255,307	2,185,855
Equity attributable to shareholders
Retained earnings	101,243	96,938
Other components of equity	7,697	9,726
Total equity attributable to shareholders	140,717	139,092
Non-controlling interests	56	59
Total equity	140,773	139,151
Total liabilities and equity	2,396,080	2,325,006
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)	11,138	11,675
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)	$ 20,639	$ 20,753